Operating costs	12 Months Ended
Jun. 30, 2018
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Operating costs

3. Operating costs

	2018 £ million	2017 £ million	2016 £ million
Excise duties	6,269	6,064	5,156
Cost of sales	4,634	4,680	4,251
Marketing	1,882	1,798	1,562
Other operating expenses	1,956	2,013	1,831

	14,741	14,555	12,800

Comprising:
Excise duties – Great Britain	853	774	853
– United States	548	558	468
– India	2,094	2,073	1,588
– Other	2,774	2,659	2,247
Increase in inventories	(296)	(146)	(100)
Raw materials and consumables	3,052	2,813	2,548
Marketing	1,882	1,798	1,562
Other external charges	1,849	2,124	1,767
Staff costs	1,509	1,583	1,475
Depreciation, amortisation and impairment	493	361	473
Gains on disposal of properties	(9)	(7)	(39)
Net foreign exchange losses/(gains)	6	(16)	1
Other operating income (i)	(14)	(19)	(43)

	14,741	14,555	12,800

(i)	In the year ended 30 June 2016 Diageo sold 8.5 million shares in United Breweries Limited resulting in a gain of £28 million.

(a) Other external charges

Other external charges include operating lease rentals for plant and equipment of £21 million (2017 – £20 million; 2016 – £29 million), other operating lease rentals (mainly properties) of £87 million (2017 – £96 million; 2016 – £72 million), research and development expenditure in respect of new drinks products and package design in the year leading up to product launch of £36 million (2017 – £33 million; 2016 – £28 million) and maintenance and repairs of £117 million (2017 – £100 million; 2016 – £91 million).

(b) Auditor fees

Other external charges include the fees of the principal auditor of the group, PricewaterhouseCoopers LLP and its affiliates (PwC) are analysed below.

	2018 £ million	2017 £ million	2016 £ million
Audit of these financial statements	3.3	3.1	3.4
Audit of financial statements of subsidiaries	3.3	3.4	2.3
Audit related assurance services(i)	1.6	1.6	1.4
Total audit fees (Audit fees)	8.2	8.1	7.1
Other services relevant to taxation (Tax fees)(ii)	0.1	0.3	0.5
Other assurance services (Audit related fees)(iii)	0.6	0.5	0.4
All other non-audit fees (All other fees)(iv)	1.0	0.9	0.9

	9.9	9.8	8.9

(i)	Audit related assurance services are principally in respect of reporting under section 404 of the US Sarbanes-Oxley Act and the review of the interim financial information.
(ii)	Other services relevant to taxation principally comprise tax advice.
(iii)

Other assurance services comprise the aggregate fees for assurance and related services that are related to the performance of the audit or review of the financial statements and are not reported under ‘total audit fees’.

(iv)	All other non-audit fees are principally in respect of immigration and advisory services.
(1)

Disclosure requirements for auditor fees in the United States are different from those required in the United Kingdom. The terminology by category required in the United States is disclosed in brackets in the above table. All figures are the same for the disclosures in the United Kingdom and the United States apart from £0.4 million (2017 – £0.3 million; 2016—£0.3 million) of the cost in respect of the review of the interim financial information which would be included in audit related fees in the United States rather than audit fees.

Audit services provided by firms other than PwC for the year ended 30 June 2018 were £0.1 million (2017 – £0.5 million; 2016—£0.9 million). PwC fees for audit services in respect of employee pension plans were £0.3 million for the year ended 30 June 2018 (2017 – £0.3 million; 2016—£0.2 million).

(c) Staff costs and average number of employees

	2018 £ million	2017 £ million	2016 £ million
Aggregate remuneration
Wages and salaries	1,272	1,330	1,236
Share-based incentive plans	40	34	28
Employer’s social security	95	93	85
Employer’s pension
– defined benefit plans	73	95	99
– defined contribution plans	18	17	16
Other post employment plans	11	14	11

	1,509	1,583	1,475

The average number of employees on a full time equivalent basis (excluding employees of associates and joint ventures) was as follows:

	2018	2017	2016
North America	2,406	2,251	2,477
Europe and Turkey	3,747	4,074	4,164
Africa	4,625	4,898	5,381
Latin America and Caribbean	2,536	2,573	3,013
Asia Pacific	8,008	8,690	9,711
ISC	4,227	4,244	4,188
Corporate and other(i)	4,368	3,703	3,144

	29,917	30,433	32,078

(i)

The increase in ‘Corporate and other’ in the years ended 30 June 2018 and 30 June 2017 is primarily due to the creation of a worldwide service centre in India where roles have been transferred from the geographical regions.

At 30 June 2018 the group had, on a full time equivalent basis, 29,362 (2017 – 30,051; 2016 – 31,485) employees. The average number of employees of the group, including part time employees, for the year was 30,761 (2017 – 31,472; 2016 – 32,969).

(d) Exceptional operating items

Included in the table above are exceptional operating items as follows:

	2018 £ million	2017 £ million	2016 £ million
Other external charges	—	42	49
Decrease in inventories	3	—	—
Depreciation, amortisation and impairment
– Brand, goodwill and tangible asset impairment	125	—	118

Total exceptional operating costs (note 4)	128	42	167